Distribution Date:	05/15/26	Citigroup Commercial Mortgage Trust 2022-GC48
Determination Date:	05/11/26
Next Distribution Date:	06/17/26
Record Date:	04/30/26	Commercial Mortgage Pass-Through Certificates
Series 2022-GC48

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2-3	Depositor	Citigroup Commercial Mortgage Securities Inc.

Certificate Factor Detail	4		Raul D. Orozco		raul.d.orozco@citi.com

Certificate Interest Reconciliation Detail	5		388 Greenwich Street Trading | New York, NY 10013 | United States
		Certificate Administrator	Computershare Trust Company, N.A.
Additional Information	6
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Bond / Collateral Reconciliation - Cash Flows	7				trustadministrationgroup@computershare.com
Bond / Collateral Reconciliation - Balances	8		9062 Old Annapolis Road | Columbia, MD 21045 | United States

Current Mortgage Loan and Property Stratification	9-13	Master Servicer	Midland Loan Services, a Division of PNC Bank, National
			Association
Mortgage Loan Detail (Part 1)	14-15		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Mortgage Loan Detail (Part 2)	16-17		10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States

Principal Prepayment Detail	18	Special Servicer	Greystone Servicing Company LLC

Historical Detail	19		Lindsey Wright, Vice-President - Special Servicing	(972) 868-5329

Delinquency Loan Detail	20		5221 N. O'Connor Blvd., Suite 800 | Irving, TX 75039 | United States
		Special Servicer	Rialto Capital Advisors, LLC
Collateral Stratification and Historical Detail	21
			General	(305) 229-6465
Specially Serviced Loan Detail - Part 1	22
			200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Specially Serviced Loan Detail - Part 2	23
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Modified Loan Detail	24	Representations Reviewer

Historical Liquidated Loan Detail	25		CMBS Notices		cmbs.notices@parkbridgefinancial.com
			600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Historical Bond / Collateral Loss Reconciliation Detail	26
		Trustee	Wilmington Trust, National Association
Interest Shortfall Detail - Collateral Level	27
			Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Supplemental Notes	28
			1100 North Market Street | Wilmington, DE 19890 | United States
		Controlling Class	LD III Sub IX, LLC
		Representative
			-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	29426VAA4	4.107000%	3,961,000.00	789,765.47	789,765.47	2,702.97	5,139.82	0.00	797,608.26	0.00	0.00%	30.00%
A-2	29426VAB2	4.663964%	93,366,000.00	93,366,000.00	11,164,739.06	362,879.73	423,529.83	0.00	11,951,148.62	82,201,260.94	30.77%	30.00%
A-4	29426VAC0	4.479000%	115,000,000.00	115,000,000.00	0.00	429,237.50	0.00	0.00	429,237.50	115,000,000.00	30.77%	30.00%
A-5	29426VAD8	4.578964%	202,858,000.00	202,858,000.00	0.00	774,066.27	0.00	0.00	774,066.27	202,858,000.00	30.77%	30.00%
A-SB	29426VAE6	4.643964%	5,942,000.00	5,942,000.00	0.00	22,995.36	0.00	0.00	22,995.36	5,942,000.00	30.77%	30.00%
A-S	29426VAG1	4.873964%	42,112,000.00	42,112,000.00	0.00	171,043.65	0.00	0.00	171,043.65	42,112,000.00	23.59%	23.00%
B	29426VAH9	4.873964%	30,833,000.00	30,833,000.00	0.00	125,232.45	0.00	0.00	125,232.45	30,833,000.00	18.34%	17.88%
C	29426VAJ5	4.873964%	30,080,000.00	30,080,000.00	0.00	122,174.04	0.00	0.00	122,174.04	30,080,000.00	13.21%	12.88%
D	29426VAK2	2.500000%	18,801,000.00	18,801,000.00	0.00	39,168.75	0.00	0.00	39,168.75	18,801,000.00	10.00%	9.75%
E	29426VAM8	2.500000%	15,040,000.00	15,040,000.00	0.00	31,333.33	0.00	0.00	31,333.33	15,040,000.00	7.44%	7.25%
F	29426VAP1	3.523964%	15,040,000.00	15,040,000.00	0.00	44,167.02	0.00	0.00	44,167.02	15,040,000.00	4.87%	4.75%
G	29426VAR7	3.523964%	6,768,000.00	6,768,000.00	0.00	19,875.16	0.00	0.00	19,875.16	6,768,000.00	3.72%	3.63%
H*	29426VAT3	3.523964%	21,809,280.00	21,809,280.00	0.00	64,080.38	0.00	0.00	64,080.38	21,809,280.00	0.00%	0.00%
VRR Interest	29426VBN5	4.873964%	31,663,699.00	31,496,791.92	629,184.45	127,930.34	81,772.19	0.00	838,886.98	30,867,607.47	0.00%	0.00%
YL-A	29426VBP0	3.037000%	25,000,000.00	24,999,999.94	0.03	63,270.83	0.00	0.00	63,270.86	24,999,999.91	0.00%	0.00%
YL-B	29426VBR6	3.037000%	56,000,000.00	56,000,000.00	0.00	141,726.67	0.00	0.00	141,726.67	56,000,000.00	0.00%	0.00%
YL-C	29426VBT2	3.037000%	62,200,000.00	62,200,000.00	0.00	157,417.83	0.00	0.00	157,417.83	62,200,000.00	0.00%	0.00%
YL-D	29426VBV7	3.037000%	64,300,000.00	64,300,000.00	0.00	162,732.58	0.00	0.00	162,732.58	64,300,000.00	0.00%	0.00%
YLRR*	29426VBX3	3.037000%	14,000,000.00	14,000,000.00	0.00	35,431.67	0.00	0.00	35,431.67	14,000,000.00	0.00%	0.00%
R	29426VAX4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
S	29426VAV8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			854,773,979.00	851,435,837.33	12,583,689.01	2,897,466.53	510,441.84	0.00	15,991,597.38	838,852,148.32

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance Support¹			Support¹

X-A	29426VAF3	0.303485%	421,127,000.00	417,955,765.47	0.00	105,702.70	1,125,001.95	0.00	1,230,704.65	406,001,260.94
X-D	29426VBD7	2.373964%	33,841,000.00	33,841,000.00	0.00	66,947.77	0.00	0.00	66,947.77	33,841,000.00
X-F	29426VBF2	1.350000%	15,040,000.00	15,040,000.00	0.00	16,920.00	0.00	0.00	16,920.00	15,040,000.00
X-G	29426VBH8	1.350000%	6,768,000.00	6,768,000.00	0.00	7,614.00	0.00	0.00	7,614.00	6,768,000.00
X-H	29426VBK1	1.350000%	21,809,280.00	21,809,280.00	0.00	24,535.44	0.00	0.00	24,535.44	21,809,280.00
Notional SubTotal			498,585,280.00	495,414,045.47	0.00	221,719.91	1,125,001.95	0.00	1,346,721.86	483,459,540.94

Deal Distribution Total					12,583,689.01	3,119,186.44	1,635,443.79	0.00	17,338,319.24

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	29426VAA4	199.38537491	199.38537491	0.68239586	0.00000000	0.00000000	1.29760666	0.00000000	201.36537743	0.00000000
A-2	29426VAB2	1,000.00000000	119.58035109	3.88663678	0.00000000	0.00000000	4.53623193	0.00000000	128.00321980	880.41964891
A-4	29426VAC0	1,000.00000000	0.00000000	3.73250000	0.00000000	0.00000000	0.00000000	0.00000000	3.73250000	1,000.00000000
A-5	29426VAD8	1,000.00000000	0.00000000	3.81580352	0.00000000	0.00000000	0.00000000	0.00000000	3.81580352	1,000.00000000
A-SB	29426VAE6	1,000.00000000	0.00000000	3.86996971	0.00000000	0.00000000	0.00000000	0.00000000	3.86996971	1,000.00000000
A-S	29426VAG1	1,000.00000000	0.00000000	4.06163683	0.00000000	0.00000000	0.00000000	0.00000000	4.06163683	1,000.00000000
B	29426VAH9	1,000.00000000	0.00000000	4.06163688	0.00000000	0.00000000	0.00000000	0.00000000	4.06163688	1,000.00000000
C	29426VAJ5	1,000.00000000	0.00000000	4.06163697	0.00000000	0.00000000	0.00000000	0.00000000	4.06163697	1,000.00000000
D	29426VAK2	1,000.00000000	0.00000000	2.08333333	0.00000000	0.00000000	0.00000000	0.00000000	2.08333333	1,000.00000000
E	29426VAM8	1,000.00000000	0.00000000	2.08333311	0.00000000	0.00000000	0.00000000	0.00000000	2.08333311	1,000.00000000
F	29426VAP1	1,000.00000000	0.00000000	2.93663697	0.00000000	0.00000000	0.00000000	0.00000000	2.93663697	1,000.00000000
G	29426VAR7	1,000.00000000	0.00000000	2.93663712	0.00000000	0.00000000	0.00000000	0.00000000	2.93663712	1,000.00000000
H	29426VAT3	1,000.00000000	0.00000000	2.93821621	(0.00157914)	0.23345062	0.00000000	0.00000000	2.93821621	1,000.00000000
VRR Interest	29426VBN5	994.72875611	19.87084484	4.04028411	(0.00005716)	0.00864555	2.58252171	0.00000000	26.49365066	974.85791126
YL-A	29426VBP0	999.99999760	0.00000120	2.53083320	0.00000000	0.00000000	0.00000000	0.00000000	2.53083440	999.99999640
YL-B	29426VBR6	1,000.00000000	0.00000000	2.53083339	0.00000000	0.00000000	0.00000000	0.00000000	2.53083339	1,000.00000000
YL-C	29426VBT2	1,000.00000000	0.00000000	2.53083328	0.00000000	0.00000000	0.00000000	0.00000000	2.53083328	1,000.00000000
YL-D	29426VBV7	1,000.00000000	0.00000000	2.53083328	0.00000000	0.00000000	0.00000000	0.00000000	2.53083328	1,000.00000000
YLRR	29426VBX3	1,000.00000000	0.00000000	2.53083357	0.00000000	1.76152429	0.00000000	0.00000000	2.53083357	1,000.00000000
R	29426VAX4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
S	29426VAV8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	29426VAF3	992.46964804	0.00000000	0.25099958	0.00000000	0.00000000	2.67140779	0.00000000	2.92240737	964.08271362
X-D	29426VBD7	1,000.00000000	0.00000000	1.97830354	0.00000000	0.00000000	0.00000000	0.00000000	1.97830354	1,000.00000000
X-F	29426VBF2	1,000.00000000	0.00000000	1.12500000	0.00000000	0.00000000	0.00000000	0.00000000	1.12500000	1,000.00000000
X-G	29426VBH8	1,000.00000000	0.00000000	1.12500000	0.00000000	0.00000000	0.00000000	0.00000000	1.12500000	1,000.00000000
X-H	29426VBK1	1,000.00000000	0.00000000	1.12500000	0.00000000	0.00000000	0.00000000	0.00000000	1.12500000	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	04/01/26 - 04/30/26	30	0.00	2,702.97	0.00	2,702.97	0.00	0.00	0.00	2,702.97	0.00
A-2	04/01/26 - 04/30/26	30	0.00	362,879.74	0.00	362,879.74	0.00	0.00	0.00	362,879.73	0.00
A-4	04/01/26 - 04/30/26	30	0.00	429,237.50	0.00	429,237.50	0.00	0.00	0.00	429,237.50	0.00
A-5	04/01/26 - 04/30/26	30	0.00	774,066.27	0.00	774,066.27	0.00	0.00	0.00	774,066.27	0.00
A-SB	04/01/26 - 04/30/26	30	0.00	22,995.36	0.00	22,995.36	0.00	0.00	0.00	22,995.36	0.00
X-A	04/01/26 - 04/30/26	30	0.00	105,702.70	0.00	105,702.70	0.00	0.00	0.00	105,702.70	0.00
A-S	04/01/26 - 04/30/26	30	0.00	171,043.65	0.00	171,043.65	0.00	0.00	0.00	171,043.65	0.00
B	04/01/26 - 04/30/26	30	0.00	125,232.45	0.00	125,232.45	0.00	0.00	0.00	125,232.45	0.00
C	04/01/26 - 04/30/26	30	0.00	122,174.04	0.00	122,174.04	0.00	0.00	0.00	122,174.04	0.00
X-D	04/01/26 - 04/30/26	30	0.00	66,947.77	0.00	66,947.77	0.00	0.00	0.00	66,947.77	0.00
X-F	04/01/26 - 04/30/26	30	0.00	16,920.00	0.00	16,920.00	0.00	0.00	0.00	16,920.00	0.00
X-G	04/01/26 - 04/30/26	30	0.00	7,614.00	0.00	7,614.00	0.00	0.00	0.00	7,614.00	0.00
X-H	04/01/26 - 04/30/26	30	0.00	24,535.44	0.00	24,535.44	0.00	0.00	0.00	24,535.44	0.00
D	04/01/26 - 04/30/26	30	0.00	39,168.75	0.00	39,168.75	0.00	0.00	0.00	39,168.75	0.00
E	04/01/26 - 04/30/26	30	0.00	31,333.33	0.00	31,333.33	0.00	0.00	0.00	31,333.33	0.00
F	04/01/26 - 04/30/26	30	0.00	44,167.02	0.00	44,167.02	0.00	0.00	0.00	44,167.02	0.00
G	04/01/26 - 04/30/26	30	0.00	19,875.16	0.00	19,875.16	0.00	0.00	0.00	19,875.16	0.00
H	04/01/26 - 04/30/26	30	5,110.82	64,045.94	0.00	64,045.94	(34.44)	0.00	0.00	64,080.38	5,091.39
VRR Interest	04/01/26 - 04/30/26	30	274.45	127,928.53	0.00	127,928.53	(1.81)	0.00	0.00	127,930.34	273.75
YL-A	04/01/26 - 04/30/26	30	0.00	63,270.83	0.00	63,270.83	0.00	0.00	0.00	63,270.83	0.00
YL-B	04/01/26 - 04/30/26	30	0.00	141,726.67	0.00	141,726.67	0.00	0.00	0.00	141,726.67	0.00
YL-C	04/01/26 - 04/30/26	30	0.00	157,417.83	0.00	157,417.83	0.00	0.00	0.00	157,417.83	0.00
YL-D	04/01/26 - 04/30/26	30	0.00	162,732.58	0.00	162,732.58	0.00	0.00	0.00	162,732.58	0.00
YLRR	04/01/26 - 04/30/26	30	24,599.08	35,431.67	0.00	35,431.67	0.00	0.00	0.00	35,431.67	24,661.34
Totals			29,984.35	3,119,150.20	0.00	3,119,150.20	(36.25)	0.00	0.00	3,119,186.44	30,026.48

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 28

	Additional Information

Total Available Distribution Amount (1)	17,338,319.24
VRR Available Funds Amount	757,114.79
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,129,697.18	Master Servicing Fee	2,449.24
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,093.35
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	354.76
ARD Interest	0.00	Operating Advisor Fee	1,154.88
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	204.73
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,129,697.18	Total Fees	10,546.97

Principal		Expenses/Reimbursements
Scheduled Principal	83,688.98	Reimbursement for Interest on Advances	(36.25)
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	12,500,000.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	12,583,688.98	Total Expenses/Reimbursements	(36.25)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	1,635,443.79	Interest Distribution	3,119,186.44
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	12,583,689.01
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	1,635,443.79
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	1,635,443.79	Total Payments to Certificateholders and Others	17,338,319.24
Total Funds Collected	17,348,829.95	Total Funds Distributed	17,348,829.96

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	851,435,838.39	851,435,838.39	Beginning Certificate Balance	851,435,837.33
(-) Scheduled Principal Collections	83,688.98	83,688.98	(-) Principal Distributions	12,583,689.01
(-) Unscheduled Principal Collections	12,500,000.00	12,500,000.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	838,852,149.41	838,852,149.41	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	851,435,838.42	851,435,838.42	Ending Certificate Balance	838,852,148.32
Ending Actual Collateral Balance	838,852,149.44	838,852,149.44

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(1.00)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(1.00)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	0.00%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	1	10,250,000.00	1.66%	72	5.9990	NAP	Defeased	1	10,250,000.00	1.66%	72	5.9990	NAP
9,999,999 or less	10	62,980,819.41	10.20%	63	4.9213	1.930220	1.49 or less	7	168,640,149.41	27.32%	72	5.3944	1.044307
10,000,000 to 19,999,999	8	105,899,976.11	17.15%	72	5.3075	1.834644	1.50 to 1.99	15	251,847,000.00	40.79%	58	4.6333	1.818591
20,000,000 to 29,999,999	9	187,762,000.00	30.41%	53	4.2290	2.579826	2.00 to 2.49	7	116,665,000.00	18.90%	67	4.7341	2.201513
30,000,000 to 39,999,999	1	30,000,000.00	4.86%	12	5.3690	4.510000	2.50 to 2.99	2	16,700,000.00	2.71%	73	5.2186	2.596287
40,000,000 to 49,999,999	3	120,459,353.89	19.51%	72	5.2117	1.485688	3.0 or greater	2	53,250,000.00	8.63%	36	4.2368	5.872254
50,000,000 or greater	2	100,000,000.00	16.20%	72	4.8675	1.325000	Totals	34	617,352,149.41	100.00%	62	4.8646	2.047667
Totals	34	617,352,149.41	100.00%	62	4.8646	2.047667
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	3	10,250,000.00	1.66%	72	5.9990	NAP	Totals	87	617,352,149.41	100.00%	62	4.8646	2.047667
Alabama	2	2,112,516.84	0.34%	72	4.5800	2.150000
									Property Type³
California	10	127,274,976.11	20.62%	57	4.6626	3.460203
Delaware	1	124,063.33	0.02%	72	4.5800	2.150000		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Florida	2	13,575,000.00	2.20%	70	4.6728	1.906427		Properties	Balance	Agg. Bal.			DSCR¹
Georgia	2	24,490,982.48	3.97%	72	5.0869	1.585723	Defeased	3	10,250,000.00	1.66%	72	5.9990	NAP
Illinois	10	5,287,635.04	0.86%	72	4.5800	2.150000	Industrial	3	16,434,099.50	2.66%	73	5.5625	1.807248
Indiana	1	152,875.26	0.02%	72	4.5800	2.150000	Lodging	2	80,000,000.00	12.96%	50	5.0228	2.810000
Kentucky	1	296,504.91	0.05%	72	4.5800	2.150000	Mixed Use	4	60,450,000.00	9.79%	73	5.6884	1.197320
Louisiana	11	18,132,461.40	2.94%	73	5.1820	2.093885	Mobile Home Park	5	9,250,000.00	1.50%	73	5.7600	2.040000
Maine	1	234,795.77	0.04%	72	4.5800	2.150000	Multi-Family	3	70,000,000.00	11.34%	21	3.2786	1.691429
Maryland	1	4,359,679.00	0.71%	73	5.7000	1.910000	Office	12	239,059,353.89	38.72%	69	4.6525	2.227449
Michigan	3	40,605,050.62	6.58%	73	5.8862	1.007285	Retail	48	98,967,819.40	16.03%	73	5.4668	1.914321
Missouri	2	11,900,000.00	1.93%	73	5.4720	1.859176	Self Storage	7	32,940,876.61	5.34%	71	5.1159	1.849273
New Jersey	5	68,600,000.00	11.11%	64	4.8228	2.162638	Totals	87	617,352,149.41	100.00%	62	4.8646	2.047667
New York	8	154,100,000.00	24.96%	49	4.3753	1.349322
North Carolina	2	11,190,588.00	1.81%	73	5.7000	1.857267
Ohio	3	2,459,051.56	0.40%	71	5.1225	1.537733
South Carolina	5	23,025,723.00	3.73%	73	5.7000	1.827909
Tennessee	2	21,525,796.00	3.49%	72	5.1209	1.245181
Texas	6	30,846,554.42	5.00%	71	5.1073	2.020254
Virginia	2	3,791,888.15	0.61%	73	5.6421	1.789630
Washington, DC	1	40,000,000.00	6.48%	71	4.6000	2.240000
West Virginia	1	552,372.09	0.09%	72	4.5800	2.150000
Wisconsin	2	2,463,635.42	0.40%	72	4.5800	2.150000

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	10,250,000.00	1.66%	72	5.9990	NAP	Defeased	1	10,250,000.00	1.66%	72	5.9990	NAP
	3.499% or less	5	91,250,000.00	14.78%	27	2.9938	3.276247	6 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.500% to 3.999%	1	8,000,000.00	1.30%	69	3.9500	1.890000	7 to 12 months	0	0.00	0.00%	0	0.0000	0.000000
	4.000% to 4.499%	1	7,500,000.00	1.21%	68	4.2600	2.170000	13 to 18 months	0	0.00	0.00%	0	0.0000	0.000000
	4.500% to 4.999%	5	172,340,000.00	27.92%	72	4.7590	1.659110	19 months or greater	33	607,102,149.41	98.34%	62	4.8454	2.054043
	5.000% to 5.499%	13	198,745,149.41	32.19%	63	5.1828	2.220084	Totals	34	617,352,149.41	100.00%	62	4.8646	2.047667
	5.500% or greater	8	129,267,000.00	20.94%	73	5.8384	1.465954
	Totals	34	617,352,149.41	100.00%	62	4.8646	2.047667
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	10,250,000.00	1.66%	72	5.9990	NAP	Defeased	1	10,250,000.00	1.66%	72	5.9990	NAP
	60 months or less	5	98,000,000.00	15.87%	12	3.7726	2.621020	Interest Only	28	539,662,000.00	87.42%	61	4.8015	2.144153
	61 months or greater	28	509,102,149.41	82.47%	72	5.0520	1.944902	360 months or less	5	67,440,149.41	10.92%	72	5.1973	1.332972
	Totals	34	617,352,149.41	100.00%	62	4.8646	2.047667	Totals	34	617,352,149.41	100.00%	62	4.8646	2.047667
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	1	10,250,000.00	1.66%	72	5.9990	NAP			No outstanding loans in this group
Underwriter's Information		1	10,000,000.00	1.62%	72	4.7100	1.580000
	12 months or less	32	597,102,149.41	96.72%	62	4.8477	2.061982
	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	34	617,352,149.41	100.00%	62	4.8646	2.047667
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A4	30509037	MF	New York	NY	Actual/360	3.040%	50,666.67	0.00	0.00	N/A	06/06/27	--	20,000,000.00	20,000,000.00	05/06/26
1A9	30509042				Actual/360	3.040%	50,666.67	0.00	0.00	N/A	06/06/27	--	20,000,000.00	20,000,000.00	05/06/26
1A11	30509044				Actual/360	3.040%	50,666.67	0.00	0.00	N/A	06/06/27	--	20,000,000.00	20,000,000.00	05/06/26
2	30530201	LO	Pismo Beach	CA	Actual/360	4.815%	200,625.00	0.00	0.00	N/A	05/06/32	--	50,000,000.00	50,000,000.00	05/06/26
3A1-1	30508975	OF	New York	NY	Actual/360	4.920%	205,000.00	0.00	0.00	N/A	05/06/32	--	50,000,000.00	50,000,000.00	05/06/26
4	30508953	OF	Various	Various	Actual/360	5.130%	173,224.67	61,037.03	0.00	N/A	05/06/32	--	40,520,390.92	40,459,353.89	05/06/26
5	30321086	MU	Brighton	MI	Actual/360	5.906%	196,866.67	0.00	0.00	N/A	06/06/32	--	40,000,000.00	40,000,000.00	05/06/26
6A2	30321087	OF	Washington	DC	Actual/360	4.600%	153,333.33	0.00	0.00	N/A	04/06/32	--	40,000,000.00	40,000,000.00	05/06/26
7A2-1	30321088	OF	Holmdel	NJ	Actual/360	5.110%	85,166.67	0.00	0.00	N/A	05/06/32	--	20,000,000.00	20,000,000.00	05/06/26
7A4	30321089				Actual/360	5.110%	85,166.67	0.00	0.00	N/A	05/06/32	--	20,000,000.00	20,000,000.00	05/06/26
8	30530208	LO	Ontario	CA	Actual/360	5.369%	134,225.00	0.00	0.00	N/A	05/06/27	--	30,000,000.00	30,000,000.00	05/06/26
9A5	30508653	OF	Los Angeles	CA	Actual/360	2.776%	53,785.00	0.00	0.00	N/A	01/06/32	--	23,250,000.00	23,250,000.00	05/06/26
10A1-B	30321090	RT	Various	Various	Actual/360	4.580%	85,264.33	0.00	0.00	N/A	05/01/32	--	22,340,000.00	22,340,000.00	05/01/26
11	30530209	RT	Various	Various	Actual/360	5.700%	101,234.93	0.00	0.00	N/A	06/06/32	--	21,312,616.00	21,312,616.00	05/06/26
12	30530210	RT	Various	Various	Actual/360	5.700%	99,082.07	0.00	0.00	N/A	06/06/32	--	20,859,384.00	20,859,384.00	05/06/26
13	30321091	SS	League City	TX	Actual/360	5.085%	79,347.19	0.00	0.00	N/A	04/06/32	--	18,725,000.00	18,725,000.00	05/06/26
14	30508966	RT	New York	NY	Actual/360	6.380%	84,269.17	0.00	0.00	N/A	05/06/32	--	15,850,000.00	15,850,000.00	05/06/26
15A2	30321093	Various Various		CA	Actual/360	5.144%	56,561.74	19,830.19	0.00	N/A	05/06/32	--	13,194,806.30	13,174,976.11	05/06/26
16	30508965	MU	Augusta	GA	Actual/360	5.050%	55,550.00	0.00	0.00	N/A	05/06/32	--	13,200,000.00	13,200,000.00	05/06/26
17	30508989	RT	Various	NJ	Actual/360	5.210%	56,875.83	0.00	0.00	N/A	06/06/32	--	13,100,000.00	13,100,000.00	05/06/26
18	30321094	MH	Ceres	CA	Actual/360	6.295%	65,572.92	12,500,000.00	0.00	N/A	06/06/32	--	12,500,000.00	0.00	05/06/26
19	30508954	OF	Brooklyn	NY	Actual/360	5.150%	47,208.33	0.00	0.00	N/A	05/06/32	--	11,000,000.00	11,000,000.00	05/06/26
20	30321095	OF	Arcadia	CA	Actual/360	5.465%	49,412.71	0.00	0.00	N/A	06/06/32	--	10,850,000.00	10,850,000.00	05/06/26
21	30321096	MH	Various	PA	Actual/360	5.999%	51,241.46	0.00	0.00	N/A	05/06/32	--	10,250,000.00	10,250,000.00	05/06/26
22	30321097	MF	Queens	NY	Actual/360	4.710%	39,250.00	0.00	0.00	N/A	05/06/32	--	10,000,000.00	10,000,000.00	05/06/26
23	30321098	MH	Various	LA	Actual/360	5.760%	44,400.00	0.00	0.00	N/A	06/06/32	--	9,250,000.00	9,250,000.00	05/06/26
24	30509021	IN	St Louis	MO	Actual/360	5.550%	42,411.25	0.00	0.00	N/A	06/06/32	--	9,170,000.00	9,170,000.00	05/06/26
25A5	30321099	OF	West Palm Beach	FL	Actual/360	3.950%	26,333.33	0.00	0.00	N/A	02/06/32	--	8,000,000.00	8,000,000.00	05/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
26A4	30321100	OF	Hoboken	NJ	Actual/360	3.280%	21,866.67	0.00	0.00	N/A	02/06/27	--	8,000,000.00	8,000,000.00	05/06/26
27A4	30320858	OF	Newark	NJ	Actual/360	4.260%	26,625.00	0.00	0.00	N/A	01/06/32	--	7,500,000.00	7,500,000.00	05/06/26
28	30508967	MU	New York	NY	Actual/360	5.650%	34,135.42	0.00	0.00	N/A	05/06/32	--	7,250,000.00	7,250,000.00	05/06/26
29	30508955	IN	Tallahassee	FL	Actual/360	5.710%	26,527.71	0.00	0.00	N/A	05/06/32	--	5,575,000.00	5,575,000.00	05/06/26
30	30321101	RT	Katy	TX	Actual/360	5.250%	15,750.00	0.00	0.00	N/A	04/06/32	--	3,600,000.00	3,600,000.00	05/06/26
31	30508885	SS	Kansas City	MO	Actual/360	5.210%	11,852.75	0.00	0.00	N/A	05/06/32	--	2,730,000.00	2,730,000.00	05/06/26
32	30321102	RT	Mansfield	OH	Actual/360	5.280%	8,398.02	2,821.76	0.00	N/A	04/06/32	--	1,908,641.17	1,905,819.41	05/06/26
Totals							2,568,563.85	12,583,688.98	0.00				629,935,838.39	617,352,149.41
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A4	31,240,453.82	0.00	--	--	01/12/26	0.00	0.00	0.00	0.00	0.00	0.00
1A9	31,240,453.82	0.00	--	--	01/12/26	0.00	0.00	0.00	0.00	0.00	0.00
1A11	31,240,453.82	0.00	--	--	01/12/26	0.00	0.00	0.00	0.00	0.00	0.00
2	5,242,886.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A1-1	11,723,522.17	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	2,265,111.47	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	3,487,657.54	700,770.63	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6A2	9,137,218.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7A2-1	23,123,753.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7A4	23,123,753.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	8,838,223.42	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9A5	33,603,948.92	36,893,032.10	07/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
10A1-B	10,463,180.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,299,976.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,408,826.56	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,193,894.89	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,172,267.25	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15A2	3,071,607.86	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,471,366.85	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,060,320.10	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,145,388.01	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,165,888.44	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,350,056.28	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,116,045.80	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,247,520.26	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25A5	16,236,536.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
26A4	12,573,315.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27A4	11,409,752.12	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	474,759.89	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	679,985.15	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	524,043.41	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	275,360.70	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	182,628.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	287,790,153.95	37,593,802.73				0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 28

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
18	30321094	12,500,000.00	Payoff w/ penalty	1,635,443.79	0.00
Totals		12,500,000.00		1,635,443.79	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 18 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
05/15/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	12,500,000.00	4.864580%	4.845517%	62
04/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.893001%	4.873964%	64
03/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.893030%	4.873994%	65
02/18/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.893069%	4.874032%	66
01/16/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.893098%	4.874062%	67
12/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3	60,000,000.00	0	0.00	0	0.00	4.893127%	4.874091%	68
11/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.893159%	4.874123%	69
10/20/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.893187%	4.874152%	70
09/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.893219%	4.874183%	71
08/15/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.893247%	4.874212%	72
07/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.893275%	4.874240%	73
06/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.893307%	4.874272%	74
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 19 of 28

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		38,000,000	38,000,000		0	0
13 - 24 Months		60,000,000	60,000,000		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		519,352,149	519,352,149		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

May-26	617,352,149	617,352,149	0	0	0	0
Apr-26	629,935,838	629,935,838	0	0	0	0
Mar-26	630,011,254	630,011,254	0	0	0	0
Feb-26	630,110,126	630,110,126	0	0	0	0
Jan-26	630,184,774	630,184,774	0	0	0	0
Dec-25	630,259,093	630,259,093	0	0	0	0
Nov-25	630,341,047	630,341,047	0	0	0	0
Oct-25	630,414,678	630,414,678	0	0	0	0
Sep-25	630,495,968	630,495,968	0	0	0	0
Aug-25	630,568,916	630,568,916	0	0	0	0
Jul-25	630,641,543	630,641,543	0	0	0	0
Jun-25	630,721,867	630,721,867	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 21 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1A4	30509037	20,000,000.00	20,000,000.00	678,000,000.00	09/03/25	31,240,453.82	1.71000	12/31/25	06/06/27	I/O
1A9	30509042	20,000,000.00	20,000,000.00	678,000,000.00	09/03/25	31,240,453.82	1.71000	12/31/25	06/06/27	I/O
1A11	30509044	20,000,000.00	20,000,000.00	678,000,000.00	09/03/25	31,240,453.82	1.71000	12/31/25	06/06/27	I/O
Totals		60,000,000.00	60,000,000.00	2,034,000,000.00		93,721,361.46

© 2021 Computershare. All rights reserved. Confidential.										Page 22 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
1A4	30509037	MF	NY	11/22/24	9

1A9	30509042	Various	Various	11/22/24	9

1A11	30509044	Various	Various	11/22/24	9

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 28

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1A4	30509037	0.00	3.04000%	0.00	3.04000%	8	11/07/25	11/07/25	11/24/25
1A9	30509042	0.00	3.04000%	0.00	3.04000%	8	11/07/25	11/07/25	11/24/25
1A11	30509044	0.00	3.04000%	0.00	3.04000%	8	11/07/25	11/07/25	11/24/25
16	30508965	0.00	5.05000%	0.00	5.05000%	8	12/28/23	12/28/23	01/10/24
16	30508965	0.00	5.05000%	0.00	5.05000%	8	01/10/24	12/28/23	12/28/23
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 24 of 28

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 25 of 28

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 26 of 28

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
16	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(36.25)	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(36.25)	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total			(36.25)

© 2021 Computershare. All rights reserved. Confidential.												Page 27 of 28

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 28 of 28